Derivative Instruments (Statement of Operations Disclosures) (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Aug. 08, 2012	Dec. 31, 2012 Interest Rate Contract [Member] Other Comprehensive Income (Loss) Cash Flow Hedging	Dec. 31, 2011 Interest Rate Contract [Member] Other Comprehensive Income (Loss) Cash Flow Hedging	Dec. 31, 2010 Interest Rate Contract [Member] Other Comprehensive Income (Loss) Cash Flow Hedging	Dec. 31, 2012 Interest Rate Contract [Member] Interest expense Cash Flow Hedging	Dec. 31, 2011 Interest Rate Contract [Member] Interest expense Cash Flow Hedging	Dec. 31, 2010 Interest Rate Contract [Member] Interest expense Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Derivative, Cap Interest Rate	3.00%
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain/Loss Recognized in Accumulated Other Comprehensive Income on Derivative		$ (21)	$ (380)	$ 0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net
Amount of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income					$ 369	$ 310	$ 0